Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 15,808	$ 16,462	$ 16,392
Interest expense (including, $64, $59, $73, to subsidiaries, respectively)	1,132	4,360	2,821
(Benefit) for income taxes	842	1,120	938
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,617	4,441	4,266
Preferred stock dividends and redemption charge	(194)	(169)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,423	4,272	4,097
Interest expense, related party	30	64	59
Parent Company
Condensed Income Statements, Captions [Line Items]
(Loss) gain on securities held for sale	0	(11)	1
Other revenue	50	39	36
Total revenue	2,787	5,469	5,993
Interest expense (including, $64, $59, $73, to subsidiaries, respectively)	520	941	658
Other expense	168	197	439
Total expense	688	1,138	1,097
Income before income taxes and equity in undistributed net income of subsidiaries	2,099	4,331	4,896
(Benefit) for income taxes	(289)	(208)	(165)
Equity in undistributed net income	1,229	(98)	(795)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,617	4,441	4,266
Preferred stock dividends and redemption charge	(194)	(169)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,423	4,272	4,097
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,485	3,209	3,874
Interest revenue from subsidiaries	0	4	13
Equity in undistributed net income	1,278	(139)	(508)
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,199	2,075	1,869
Interest revenue from subsidiaries	53	153	200
Equity in undistributed net income	$ (49)	$ 41	$ (287)